Inx Token Liability (Details) - Schedule of the number of INX Tokens that the Company has distributed - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inx Token Liability (Details) - Schedule of the number of INX Tokens that the Company has distributed [Line Items]
Total founding shares	13,985,939	13,985,939
Total fair value	30,697,171	18,892,062
INX Token liability (in Dollars)	$ 24,106	$ 1,179
Triple-V [Member]
Inx Token Liability (Details) - Schedule of the number of INX Tokens that the Company has distributed [Line Items]
Total founding shares	9,435,939	9,435,939
A-Labs [Member]
Inx Token Liability (Details) - Schedule of the number of INX Tokens that the Company has distributed [Line Items]
Total founding shares	4,550,000	4,550,000
Investors [Member]
Inx Token Liability (Details) - Schedule of the number of INX Tokens that the Company has distributed [Line Items]
Total	2,549,481	1,068,000
Issued in the Offering [Member]
Inx Token Liability (Details) - Schedule of the number of INX Tokens that the Company has distributed [Line Items]
Total	10,256,128
Holders of convertible loans [Member]
Inx Token Liability (Details) - Schedule of the number of INX Tokens that the Company has distributed [Line Items]
Total	2,690,623	2,690,623
Service providers [Member]
Inx Token Liability (Details) - Schedule of the number of INX Tokens that the Company has distributed [Line Items]
Total	1,215,000	1,147,500